CONVERTIBLE REDEEMABLE PREFERRED SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified		1 Months Ended				24 Months Ended	34 Months Ended	81 Months Ended	70 Months Ended	81 Months Ended	1 Months Ended
	Dec. 31, 2005 Promissory Note	Nov. 30, 2010 Ordinary Shares	Dec. 31, 2008 Series B Shares	Dec. 31, 2008 Series C Shares	Jan. 31, 2007 Series C Shares	Dec. 31, 2008 Series A Shares and Series B Shares	Dec. 31, 2006 Series A Shares and Series B Shares	Nov. 30, 2010 Preferred Shares	Dec. 31, 2009 Preferred Shares Minimum	Nov. 30, 2010 Preferred Shares Minimum	Dec. 31, 2005 Investor agreement Promissory Note	Mar. 31, 2004 Investor agreement Series A Shares	Mar. 31, 2004 Investor agreement Ordinary Shares	Mar. 31, 2004 Investor agreement Ordinary shares, Series A Shares and Warrant	Nov. 30, 2006 Investor agreement Series B Shares Promissory Note item	Mar. 31, 2004 Investor agreement Conditional fourth closing warrant	Nov. 30, 2010 IPO Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARE
Number of shares issuable per terms of agreement					30,008,554							94,648,784	8,000,775
Number of shares issued		50,802,000										18,929,757	8,000,775
Proceeds from issuance of equity					$ 10,000							$ 1,297	$ 422
Proceeds from issuance of warrants														2,000		281
Consideration											5,000
Non-compounded interest rate (as a percent)	8.00%
Number of shares after conversion															32,972,304
Price per share (in dollars per share)															$ 0.1637738
Significant terms of Preferred Shares
Dividend rate as a percentage of issue price after modification						8.00%	12.00%
Conversion ratio								1									1
Proceeds required to be a Qualified IPO										50,000
Fully distributed market capitalization required to be a Qualified IPO										200,000
Deemed liquidation event, sale of assets percentage										50.00%
Annual sales target to be achieved in any one of the financial years prior to December 31, 2009 to avoid redemption									100,000
Removal of annual sales threshold modification, decrease in fair value of preferred shares			$ 3	$ 252
Number of shares on conversion																	157,629,642